Private Placement (Details)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Private Placement (Details) [Line Items]
Common stock at a price of per share (in Dollars per share) | $ / shares	$ 11.5
Purchase price	$ 1
Gross proceeds	$ 675,000
Private Warrant [Member]
Private Placement (Details) [Line Items]
Warrants price per share (in Dollars per share) | $ / shares	$ 1
Private Placement [Member]
Private Placement (Details) [Line Items]
Aggregate of private warrant (in Shares) | shares	6,500,000
Aggregate warrant price	$ 6,500,000
Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Sale of warrants (in Shares) | shares	675,000